Stock Based Compensation Plans: (Details Narrative) - USD ($)	3 Months Ended		15 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	8,750,000		8,750,000
[custom:OptionsAvailableForGrant-0]	1,997,000		1,997,000
[custom:RepricedOptions]		4,369,565
[custom:ReductionOfExercisePrice]		$ 0.76
[custom:NoncashCompensationExpense]		$ 500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	50,000
[custom:OptionExpense]	$ 47,006		$ 47,006
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.70
Amount Payable In Event Of Change Of Control	$ 6,700,000		$ 6,700,000